STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

September 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Automobiles & Components - 1.7%
American Axle & Manufacturing Holdings, Inc.	60,340	[a]	438,068
Dana, Inc.	66,162		970,597
Dorman Products, Inc.	14,628	[a]	1,108,217
Gentherm, Inc.	17,010	[a]	922,963
LCI Industries	12,917	[b]	1,516,714
Patrick Industries, Inc.	10,557		792,408
Phinia, Inc.	24,222		648,907
Standard Motor Products, Inc.	9,644		324,231
Winnebago Industries, Inc.	15,536		923,615
XPEL, Inc.	10,946	[a]	844,046
			8,489,766
Banks - 8.6%
Ameris Bancorp	33,050		1,268,789
Atlantic Union Bankshares Corp.	38,642		1,112,117
Axos Financial, Inc.	27,040	[a]	1,023,734
Banc of California, Inc.	26,740		331,041
BancFirst Corp.	7,510		651,342
Bank of Hawaii Corp.	20,460	[b]	1,016,657
BankUnited, Inc.	38,288		869,138
Banner Corp.	17,678		749,194
Berkshire Hills Bancorp, Inc.	22,539		451,907
Brookline Bancorp, Inc.	45,047		410,378
Capitol Federal Financial, Inc.	65,338		311,662
Cathay General Bancorp	36,944		1,284,173
Central Pacific Financial Corp.	13,684		228,249
City Holding Co.	7,584		685,214
Community Bank System, Inc.	27,568		1,163,645
Customers Bancorp, Inc.	14,492	[a]	499,249
CVB Financial Corp.	68,184		1,129,809
Dime Community Bancshares, Inc.	17,601		351,316
Eagle Bancorp, Inc.	15,395		330,223
FB Financial Corp.	17,992		510,253
First Bancorp/NC	21,125		594,458
First Bancorp/Puerto Rico	90,767		1,221,724
First Commonwealth Financial Corp.	51,474		628,498
First Financial Bancorp	48,275		946,190
First Hawaiian, Inc.	65,763		1,187,022
Fulton Financial Corp.	84,530		1,023,658
Hanmi Financial Corp.	15,331		248,822

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Banks - 8.6% (continued)
Heritage Financial Corp.	17,686		288,459
Hilltop Holdings, Inc.	23,803		675,053
Hope Bancorp, Inc.	61,747		546,461
Independent Bank Corp.	22,755		1,117,043
Independent Bank Group, Inc.	18,465		730,291
Lakeland Financial Corp.	13,101		621,773
National Bank Holdings Corp., Cl. A	18,868		561,512
NBT Bancorp, Inc.	24,356		771,842
Northfield Bancorp, Inc.	20,490		193,631
Northwest Bancshares, Inc.	65,535		670,423
OFG Bancorp	23,780		710,071
Pacific Premier Bancorp, Inc.	49,391		1,074,748
PacWest Bancorp	61,020		482,668
Park National Corp.	7,420		701,338
Pathward Financial, Inc.	13,516		622,952
Preferred Bank	6,759		420,748
Provident Financial Services, Inc.	38,808		593,374
Renasant Corp.	28,318		741,648
S&T Bancorp, Inc.	19,749		534,803
Seacoast Banking Corp. of Florida	43,102		946,520
ServisFirst Bancshares, Inc.	25,243		1,316,927
Simmons First National Corp., Cl. A	65,114		1,104,333
Southside Bancshares, Inc.	14,951		429,094
Stellar Bancorp, Inc.	23,705		505,391
The Bancorp, Inc.	27,512	[a]	949,164
Tompkins Financial Corp.	6,297		308,490
Triumph Financial, Inc.	11,151	[a]	722,473
TrustCo Bank Corp.	9,704		264,822
Trustmark Corp.	31,435		683,083
United Community Banks, Inc.	61,213		1,555,422
Veritex Holdings, Inc.	27,816		499,297
Washington Federal, Inc.	32,765		839,439
Westamerica Bancorporation	13,376		578,512
WSFS Financial Corp.	30,975		1,130,588
			44,120,855
Capital Goods - 11.8%
3D Systems Corp.	67,010	[a]	329,019
AAON, Inc.	34,794		1,978,735
AAR Corp.	16,777	[a]	998,735
AeroVironment, Inc.	13,448	[a]	1,499,855
Alamo Group, Inc.	5,233		904,576
Albany International Corp., Cl. A	15,882		1,370,299
American Woodmark Corp.	8,432	[a]	637,544
Apogee Enterprises, Inc.	11,369		535,253

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Capital Goods - 11.8% (continued)
Applied Industrial Technologies, Inc.	19,770		3,056,640
Arcosa, Inc.	24,933		1,792,683
Astec Industries, Inc.	11,702		551,281
AZZ, Inc.	12,833		584,928
Barnes Group, Inc.	25,606		869,836
Boise Cascade Co.	20,246		2,086,148
CIRCOR International, Inc.	10,495	[a]	585,096
Comfort Systems USA, Inc.	18,302		3,118,844
DXP Enterprises, Inc.	7,060	[a]	246,676
Dycom Industries, Inc.	15,110	[a]	1,344,790
Encore Wire Corp.	8,578		1,565,142
Enerpac Tool Group Corp.	28,876		763,193
EnPro Industries, Inc.	10,775		1,305,822
ESCO Technologies, Inc.	13,106		1,368,791
Federal Signal Corp.	31,181		1,862,441
Franklin Electric Co., Inc.	20,526		1,831,535
Gibraltar Industries, Inc.	15,451	[a]	1,043,097
GMS, Inc.	20,993	[a]	1,342,922
Granite Construction, Inc.	22,189	[b]	843,626
Griffon Corp.	21,096		836,878
Hayward Holdings, Inc.	64,784	[a]	913,454
Hillenbrand, Inc.	35,702		1,510,552
Insteel Industries, Inc.	10,025		325,412
John Bean Technologies Corp.	16,264		1,709,997
Kaman Corp.	14,535		285,613
Kennametal, Inc.	40,956		1,018,985
Lindsay Corp.	5,664		666,540
Masterbrand, Inc.	65,757	[a]	798,948
Mercury Systems, Inc.	26,395	[a]	978,991
Moog, Inc., Cl. A	14,681		1,658,366
Mueller Industries, Inc.	29,065		2,184,525
MYR Group, Inc.	8,498	[a]	1,145,190
National Presto Industries, Inc.	2,592		187,816
NOW, Inc.	54,883	[a]	651,461
PGT Innovations, Inc.	30,044	[a]	833,721
Powell Industries, Inc.	4,767		395,184
Proto Labs, Inc.	13,414	[a]	354,130
Quanex Building Products Corp.	16,995		478,749
Resideo Technologies, Inc.	76,037	[a]	1,201,385
SPX Technologies, Inc.	23,498	[a]	1,912,737
Standex International Corp.	5,997		873,703
SunPower Corp.	44,059	[a,b]	271,844
Tennant Co.	9,558		708,726
The Greenbrier Companies, Inc.	15,903		636,120

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Capital Goods - 11.8% (continued)
Titan International, Inc.	25,413	[a]	341,297
Trinity Industries, Inc.	42,135		1,025,987
Triumph Group, Inc.	39,389	[a]	301,720
Veritiv Corp.	6,979		1,178,753
Wabash National Corp.	24,189		510,872
			60,315,163
Commercial & Professional Services - 3.2%
ABM Industries, Inc.	34,107		1,364,621
Brady Corp., Cl. A	23,415		1,285,952
CoreCivic, Inc.	58,541	[a]	658,586
CSG Systems International, Inc.	15,383		786,379
Deluxe Corp.	22,448		424,043
Enviri Corp.	40,656	[a]	293,536
Forrester Research, Inc.	5,948	[a]	171,897
Healthcare Services Group, Inc.	38,144		397,842
Heidrick & Struggles International, Inc.	10,290		257,456
HNI Corp.	24,026		832,020
Interface, Inc.	29,798		292,318
Kelly Services, Inc., Cl. A	16,492		299,989
Korn Ferry	27,232		1,291,886
Liquidity Services, Inc.	11,579	[a]	204,022
Matthews International Corp., Cl. A	15,673		609,836
MillerKnoll, Inc.	38,958		952,523
NV5 Global, Inc.	6,533	[a]	628,671
Openlane, Inc.	56,245	[a]	839,175
Pitney Bowes, Inc.	78,777		237,907
Resources Connection, Inc.	16,219		241,825
The GEO Group, Inc.	64,940	[a]	531,209
TrueBlue, Inc.	15,901	[a]	233,268
TTEC Holdings, Inc.	9,494		248,933
UniFirst Corp.	7,788		1,269,522
Verra Mobility Corp.	87,254	[a]	1,631,650
Viad Corp.	10,492	[a]	274,890
			16,259,956
Consumer Discretionary Distribution - 4.7%
Abercrombie & Fitch Co., Cl. A	25,792	[a]	1,453,895
Academy Sports & Outdoors, Inc.	39,374		1,861,209
Advance Auto Parts, Inc.	30,618		1,712,465
American Eagle Outfitters, Inc.	95,584		1,587,650
America's Car-Mart, Inc.	3,061	[a]	278,520
Asbury Automotive Group, Inc.	10,521	[a]	2,420,566
Boot Barn Holdings, Inc.	15,431	[a]	1,252,843
Caleres, Inc.	17,556		504,911
Chico's FAS, Inc.	62,596	[a]	468,218

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Consumer Discretionary Distribution - 4.7% (continued)
Designer Brands, Inc., Cl. A	25,035		316,943
Foot Locker, Inc.	41,990	[b]	728,527
Group 1 Automotive, Inc.	7,168		1,926,113
Guess?, Inc.	14,008	[b]	303,133
Haverty Furniture Cos., Inc.	6,803		195,790
Hibbett, Inc.	6,480		307,865
Leslie's, Inc.	94,511	[a]	534,932
MarineMax, Inc.	10,239	[a]	336,044
Monro, Inc.	16,056		445,875
National Vision Holdings, Inc.	40,196	[a]	650,371
Sally Beauty Holdings, Inc.	55,265	[a]	463,121
Shoe Carnival, Inc.	8,836		212,329
Signet Jewelers Ltd.	23,376	[b]	1,678,631
Sleep Number Corp.	10,847	[a]	266,728
Sonic Automotive, Inc., Cl. A	8,089		386,331
The Buckle, Inc.	15,206		507,728
The ODP Corp.	17,377	[a]	801,949
Upbound Group, Inc.	23,617		695,521
Urban Outfitters, Inc.	29,061	[a]	950,004
Victoria's Secret & Co.	39,669	[a]	661,679
			23,909,891
Consumer Durables & Apparel - 4.3%
Cavco Industries, Inc.	4,161	[a]	1,105,411
Century Communities, Inc.	14,376		960,029
Ethan Allen Interiors, Inc.	11,732		350,787
G-III Apparel Group Ltd.	20,816	[a]	518,735
Green Brick Partners, Inc.	13,084	[a]	543,117
Hanesbrands, Inc.	180,117	[b]	713,263
Installed Building Products, Inc.	12,149		1,517,289
iRobot Corp.	14,068	[a]	533,177
Kontoor Brands, Inc.	25,730		1,129,804
La-Z-Boy, Inc.	22,260		687,389
LGI Homes, Inc.	10,551	[a]	1,049,719
M.D.C. Holdings, Inc.	30,707		1,266,050
M/I Homes, Inc.	14,070	[a]	1,182,443
Meritage Homes Corp.	18,757		2,295,669
Movado Group, Inc.	8,043		219,976
Newell Brands, Inc.	195,284		1,763,415
Oxford Industries, Inc.	7,598		730,396
Sonos, Inc.	65,986	[a,b]	851,879
Steven Madden Ltd.	36,453	[b]	1,158,112
Sturm Ruger & Co., Inc.	9,106		474,605
Tri Pointe Homes, Inc.	50,986	[a]	1,394,467
Vista Outdoor, Inc.	29,836	[a]	988,168

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Consumer Durables & Apparel - 4.3% (continued)
Wolverine World Wide, Inc.	40,867		329,388
			21,763,288
Consumer Services - 3.0%
Adtalem Global Education, Inc.	21,434	[a]	918,447
BJ's Restaurants, Inc.	12,073	[a]	283,233
Bloomin' Brands, Inc.	44,343		1,090,394
Brinker International, Inc.	22,777	[a]	719,525
Chuy's Holdings, Inc.	8,865	[a]	315,417
Cracker Barrel Old Country Store, Inc.	11,404		766,349
Dave & Buster's Entertainment, Inc.	17,677	[a]	655,286
Dine Brands Global, Inc.	7,986		394,908
Frontdoor, Inc.	40,913	[a]	1,251,529
Golden Entertainment, Inc.	11,135		380,594
Jack in the Box, Inc.	10,359		715,393
Mister Car Wash, Inc.	46,423	[a]	255,791
Monarch Casino & Resort, Inc.	6,898		428,366
Papa John's International, Inc.	16,801		1,146,164
Perdoceo Education Corp.	33,885		579,434
Sabre Corp.	171,160	[a]	768,508
Shake Shack, Inc., Cl. A	19,304	[a]	1,120,983
Six Flags Entertainment Corp.	36,908	[a]	867,707
Strategic Education, Inc.	11,152		839,188
Stride, Inc.	20,861	[a]	939,371
The Cheesecake Factory, Inc.	23,757	[b]	719,837
			15,156,424
Consumer Staples Distribution - .6%
PriceSmart, Inc.	13,236		985,155
SpartanNash Co.	17,819		392,018
The Andersons, Inc.	16,229		835,956
The Chefs' Warehouse, Inc.	18,134	[a]	384,078
United Natural Foods, Inc.	30,144	[a]	426,236
			3,023,443
Energy - 5.3%
Archrock, Inc.	71,067		895,444
Bristow Group, Inc.	12,187	[a]	343,308
California Resources Corp.	33,169		1,857,796
Callon Petroleum Co.	28,762	[a]	1,125,169
Comstock Resources, Inc.	47,373	[b]	522,524
CONSOL Energy, Inc.	14,850		1,557,913
Core Laboratories, Inc.	24,019		576,696
CVR Energy, Inc.	15,075		513,002
Dorian LPG Ltd.	16,968		487,491
Dril-Quip, Inc.	17,671	[a]	497,792
Green Plains, Inc.	30,641	[a,b]	922,294

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Energy - 5.3% (continued)
Helix Energy Solutions Group, Inc.	73,132	[a]	816,884
Helmerich & Payne, Inc.	50,822		2,142,656
Liberty Energy, Inc.	79,778		1,477,489
Nabors Industries Ltd.	4,625	[a]	569,523
Northern Oil & Gas, Inc.	42,714		1,718,384
Oceaneering International, Inc.	51,385	[a]	1,321,622
Oil States International, Inc.	33,044	[a]	276,578
Par Pacific Holdings, Inc.	28,525	[a]	1,025,189
Patterson-UTI Energy, Inc.	163,941		2,268,943
ProPetro Holding Corp.	44,889	[a]	477,170
REX American Resources Corp.	7,805	[a]	317,820
RPC, Inc.	42,165		376,955
SM Energy Co.	60,585		2,402,195
Talos Energy, Inc.	50,808	[a]	835,284
U.S. Silica Holdings, Inc.	39,718	[a]	557,641
Vital Energy, Inc.	8,623	[a]	477,887
World Kinect Corp.	31,033		696,070
			27,057,719
Equity Real Estate Investment - 6.9%
Acadia Realty Trust	48,831	[c]	700,725
Alexander & Baldwin, Inc.	37,162	[c]	621,720
American Assets Trust, Inc.	24,997	[c]	486,192
Apple Hospitality REIT, Inc.	109,117	[c]	1,673,855
Armada Hoffler Properties, Inc.	33,805	[c]	346,163
Brandywine Realty Trust	87,687	[c]	398,099
CareTrust REIT, Inc.	50,181	[c]	1,028,711
Centerspace	7,708	[c]	464,484
Chatham Lodging Trust	24,095	[c]	230,589
Community Healthcare Trust, Inc.	12,670	[c]	376,299
DiamondRock Hospitality Co.	107,687	[c]	864,727
Douglas Emmett, Inc.	85,903	[c]	1,096,122
Easterly Government Properties, Inc.	48,040	[c]	549,097
Elme Communities	45,075	[c]	614,823
Essential Properties Realty Trust, Inc.	80,243	[c]	1,735,656
Four Corners Property Trust, Inc.	45,753	[c]	1,015,259
Getty Realty Corp.	23,115	[c]	640,979
Global Net Lease, Inc.	98,668	[b,c]	948,199
Highwoods Properties, Inc.	53,971	[c]	1,112,342
Hudson Pacific Properties, Inc.	65,306	[c]	434,285
Innovative Industrial Properties, Inc.	14,451	[c]	1,093,363
JBG SMITH Properties	48,441	[c]	700,457
LTC Properties, Inc.	20,833	[c]	669,364
LXP Industrial Trust	150,971	[c]	1,343,642
NexPoint Residential Trust, Inc.	11,757	[c]	378,340

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Equity Real Estate Investment - 6.9% (continued)
Outfront Media, Inc.	74,714	[c]	754,611
Pebblebrook Hotel Trust	60,863	[b,c]	827,128
Phillips Edison & Co., Inc.	60,574	[b,c]	2,031,652
Retail Opportunity Investments Corp.	63,547	[c]	786,712
RPT Realty	41,172	[c]	434,776
Safehold, Inc.	22,917	[b,c]	407,923
Saul Centers, Inc.	6,803	[c]	239,942
Service Properties Trust	85,152	[c]	654,819
SITE Centers Corp.	92,784	[c]	1,144,027
SL Green Realty Corp.	33,171	[c]	1,237,278
Summit Hotel Properties, Inc.	55,112	[c]	319,650
Sunstone Hotel Investors, Inc.	106,579	[c]	996,514
Tanger Factory Outlet Centers, Inc.	53,495	[c]	1,208,987
The Macerich Company	110,800	[c]	1,208,828
Uniti Group, Inc.	122,971	[c]	580,423
Universal Health Realty Income Trust	6,566	[c]	265,463
Urban Edge Properties	59,594	[c]	909,404
Veris Residential, Inc.	41,198	[c]	679,767
Whitestone REIT	23,501	[c]	226,315
Xenia Hotels & Resorts, Inc.	55,136	[c]	649,502
			35,087,213
Financial Services - 6.4%
Apollo Commercial Real Estate Finance, Inc.	65,915	[b,c]	667,719
Arbor Realty Trust, Inc.	96,261	[b,c]	1,461,242
ARMOUR Residential REIT, Inc.	116,295	[b,c]	494,254
Artisan Partners Asset Management Inc., Cl. A	35,334		1,322,198
Avantax, Inc.	18,919	[a]	483,948
B. Riley Financial, Inc.	8,517	[b]	349,112
Blackstone Mortgage Trust, Inc., Cl. A	88,564	[b,c]	1,926,267
Bread Financial Holdings, Inc.	25,834		883,523
Brightsphere Investment Group, Inc.	16,647		322,785
Donnelley Financial Solutions, Inc.	12,535	[a]	705,470
Ellington Financial, Inc.	34,101	[c]	425,239
Encore Capital Group, Inc.	12,082	[a]	577,036
Enova International, Inc.	15,510	[a]	788,994
EVERTEC, Inc.	32,850		1,221,363
EZCORP, Inc., Cl. A	26,074	[a,b]	215,111
Franklin BSP Realty Trust, Inc.	42,575	[b,c]	563,693
Green Dot Corp., Cl. A	23,117	[a]	322,020
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	55,075	[b,c]	1,167,590
Invesco Mortgage Capital, Inc.	22,842	[b,c]	228,648

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Financial Services - 6.4% (continued)
Jackson Financial, Inc., Cl. A	37,549	[b]	1,435,123
KKR Real Estate Finance Trust, Inc.	30,064	[c]	356,860
Moelis & Co., Cl. A	33,989		1,533,924
Mr. Cooper Group, Inc.	34,157	[a]	1,829,449
Navient Corp.	45,158		777,621
New York Mortgage Trust, Inc.	46,341	[c]	393,435
NMI Holdings, Inc., Cl. A	41,800	[a]	1,132,362
Payoneer Global, Inc.	133,025	[a]	814,113
PennyMac Mortgage Investment Trust	44,747	[b,c]	554,863
Piper Sandler Cos.	7,631		1,108,861
PRA Group, Inc.	20,205	[a]	388,138
PROG Holdings, Inc.	23,552	[a]	782,162
Radian Group, Inc.	81,174		2,038,279
Ready Capital Corp.	80,339	[b,c]	812,227
Redwood Trust, Inc.	58,879	[b,c]	419,807
StoneX Group, Inc.	9,219	[a]	893,505
Two Harbors Investment Corp.	49,599	[c]	656,691
Virtus Investment Partners, Inc.	3,515		709,995
Walker & Dunlop, Inc.	17,150		1,273,216
WisdomTree, Inc.	57,852		404,964
World Acceptance Corp.	1,827	[a,b]	232,139
			32,673,946
Food, Beverage & Tobacco - 2.4%
B&G Foods, Inc.	36,912	[b]	365,060
Calavo Growers, Inc.	9,149		230,829
Cal-Maine Foods, Inc.	20,975		1,015,610
Fresh Del Monte Produce, Inc.	17,188		444,138
Hostess Brands, Inc.	68,043	[a]	2,266,512
J&J Snack Foods Corp.	7,877		1,289,071
John B. Sanfilippo & Son, Inc.	4,626		457,049
MGP Ingredients, Inc.	7,914		834,769
National Beverage Corp.	12,050	[a]	566,591
The Hain Celestial Group, Inc.	45,974	[a]	476,750
The Simply Good Foods Company	46,599	[a]	1,608,597
Tootsie Roll Industries, Inc.	9,004		268,859
TreeHouse Foods, Inc.	26,432	[a]	1,151,907
Universal Corp.	12,708		599,945
Vector Group Ltd.	68,422		728,010
			12,303,697
Health Care Equipment & Services - 6.3%
AdaptHealth Corp.	40,853	[a]	371,762
Addus HomeCare Corp.	8,349	[a]	711,251
Agiliti, Inc.	18,397	[a]	119,397
AMN Healthcare Services, Inc.	19,405	[a]	1,652,918

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Health Care Equipment & Services - 6.3% (continued)
Apollo Medical Holdings, Inc.	21,553	[a]	664,910
Artivion, Inc.	20,076	[a]	304,352
Avanos Medical, Inc.	24,076	[a]	486,817
Certara, Inc.	55,108	[a]	801,270
Community Health Systems, Inc.	68,558	[a]	198,818
CONMED Corp.	15,670		1,580,319
CorVel Corp.	4,613	[a]	907,146
Cross Country Healthcare, Inc.	17,340	[a]	429,859
Embecta Corp.	29,520		444,276
Enhabit, Inc.	25,379	[a]	285,514
Fulgent Genetics, Inc.	10,299	[a,b]	275,395
Glaukos Corp.	24,859	[a]	1,870,640
HealthStream, Inc.	12,444		268,542
Integer Holdings Corp.	16,966	[a]	1,330,643
LeMaitre Vascular, Inc.	10,211		556,295
Merit Medical Systems, Inc.	29,427	[a]	2,031,052
ModivCare, Inc.	6,334	[a]	199,584
NeoGenomics, Inc.	65,710	[a]	808,233
NextGen Healthcare, Inc.	27,690	[a]	657,084
Omnicell, Inc.	23,241	[a]	1,046,775
OraSure Technologies, Inc.	37,252	[a]	220,904
Orthofix Medical, Inc.	19,027	[a]	244,687
Owens & Minor, Inc.	39,419	[a]	637,011
Pediatrix Medical Group, Inc.	42,513	[a]	540,340
Premier, Inc., Cl. A	61,127		1,314,230
Privia Health Group, Inc.	52,513	[a,b]	1,207,799
RadNet, Inc.	30,928	[a]	871,860
Schrodinger, Inc.	28,093	[a]	794,189
Select Medical Holdings Corp.	53,163		1,343,429
Simulations Plus, Inc.	7,983		332,891
STAAR Surgical Co.	24,971	[a]	1,003,335
Tandem Diabetes Care, Inc.	33,505	[a,b]	695,899
The Ensign Group, Inc.	28,654		2,662,816
U.S. Physical Therapy, Inc.	7,714		707,605
UFP Technologies, Inc.	3,624	[a]	585,095
Varex Imaging Corp.	20,783	[a]	390,513
Veradigm, Inc.	56,294	[a]	739,703
			32,295,158
Household & Personal Products - 2.0%
Central Garden & Pet Co.	5,181	[a]	228,689
Central Garden & Pet Co., Cl. A	20,868	[a]	836,598
e.l.f. Beauty, Inc.	27,865	[a]	3,060,413
Edgewell Personal Care Co.	25,746		951,572
Energizer Holdings, Inc.	34,021		1,090,033

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Household & Personal Products - 2.0% (continued)
Inter Parfums, Inc.	9,116		1,224,643
Medifast, Inc.	5,606		419,609
Nu Skin Enterprises, Inc., Cl. A	25,664		544,333
USANA Health Sciences, Inc.	5,500	[a]	322,355
WD-40 Co.	6,994		1,421,461
			10,099,706
Insurance - 2.8%
Ambac Financial Group, Inc.	23,307	[a]	281,082
American Equity Investment Life Holding Co.	31,877		1,709,882
AMERISAFE, Inc.	9,886		494,992
Assured Guaranty Ltd.	28,696		1,736,682
Employers Holdings, Inc.	13,429		536,489
Genworth Financial, Inc., Cl. A	238,784	[a]	1,399,274
Goosehead Insurance, Inc., Cl. A	12,310	[a]	917,464
HCI Group, Inc.	3,092		167,865
Horace Mann Educators Corp.	20,969		616,069
James River Group Holdings Ltd.	19,273		295,841
Lincoln National Corp.	86,935		2,146,425
Mercury General Corp.	13,639		382,301
Palomar Holdings, Inc.	12,732	[a]	646,149
ProAssurance Corp.	26,811		506,460
Safety Insurance Group, Inc.	7,628		520,153
SiriusPoint Ltd.	45,078	[a]	458,443
Stewart Information Services Corp.	14,082		616,792
Trupanion, Inc.	18,309	[a,b]	516,314
United Fire Group, Inc.	11,424		225,624
			14,174,301
Materials - 5.2%
AdvanSix, Inc.	13,976		434,374
American Vanguard Corp.	13,708		149,828
ATI, Inc.	65,723	[a]	2,704,501
Balchem Corp.	16,500	[a]	2,046,660
Carpenter Technology Corp.	24,768		1,664,657
Century Aluminum Co.	25,329	[a]	182,116
Clearwater Paper Corp.	8,514	[a]	308,633
Compass Minerals International, Inc.	17,326		484,262
H.B. Fuller Co.	27,552		1,890,343
Hawkins, Inc.	9,898		582,497
Haynes International, Inc.	6,565		305,404
Ingevity Corp.	17,355	[a]	826,272
Innospec, Inc.	12,688		1,296,714
Kaiser Aluminum Corp.	8,248		620,744
Koppers Holdings, Inc.	10,632		420,496

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Materials - 5.2% (continued)
Livent Corp.	91,795	[a,b]	1,689,946
Materion Corp.	10,637		1,084,017
Mativ Holdings, Inc.	28,151		401,433
Mercer International, Inc.	22,010	[b]	188,846
Minerals Technologies, Inc.	16,479		902,390
Myers Industries, Inc.	18,964		340,025
O-I Glass, Inc.	79,912	[a]	1,336,928
Olympic Steel, Inc.	5,151		289,538
Quaker Chemical Corp.	7,140		1,142,400
Sensient Technologies Corp.	21,659		1,266,618
Stepan Co.	10,919		818,597
SunCoke Energy, Inc.	43,231		438,795
Sylvamo Corp.	18,253		802,037
TimkenSteel Corp.	19,863	[a]	431,424
Warrior Met Coal, Inc.	26,820		1,369,966
			26,420,461
Media & Entertainment - 2.0%
AMC Networks, Inc., Cl. A	15,251	[a]	179,657
CarGurus, Inc.	44,700	[a]	783,144
Cars.com, Inc.	31,830	[a]	536,654
Cinemark Holdings, Inc.	55,730	[a]	1,022,646
DISH Network Corp., Cl. A	127,787	[a,b]	748,832
John Wiley & Sons, Inc., Cl. A	21,922		814,841
Madison Square Garden Sports Corp.	8,581	[a]	1,512,830
QuinStreet, Inc.	26,071	[a]	233,857
Scholastic Corp.	14,371		548,110
Shutterstock, Inc.	12,445		473,532
TechTarget, Inc.	13,016	[a]	395,166
The E.W. Scripps Company, Cl. A	29,503	[a]	161,676
The Marcus Corp.	11,618		180,079
Thryv Holdings, Inc.	15,648	[a]	293,713
TripAdvisor, Inc.	55,186	[a]	914,984
Yelp, Inc.	35,028	[a]	1,456,815
			10,256,536
Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
Amphastar Pharmaceuticals, Inc.	19,636	[a]	903,060
ANI Pharmaceuticals, Inc.	8,229	[a]	477,776
Arcus Biosciences, Inc.	27,511	[a]	493,822
Avid Bioservices, Inc.	31,615	[a,b]	298,446
BioLife Solutions, Inc.	18,424	[a,b]	254,435
Catalyst Pharmaceuticals, Inc.	51,615	[a]	603,379
Collegium Pharmaceutical, Inc.	17,889	[a]	399,819
Corcept Therapeutics, Inc.	46,520	[a]	1,267,437
Cytek Biosciences, Inc.	51,051	[a,b]	281,802

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 3.4% (continued)
Cytokinetics, Inc.	49,014	[a]	1,443,952
Dynavax Technologies Corp.	66,226	[a]	978,158
Fortrea Holdings, Inc.	45,643	[a]	1,304,933
Harmony Biosciences Holdings, Inc.	17,286	[a]	566,462
Innoviva, Inc.	28,304	[a]	367,669
Ironwood Pharmaceuticals, Inc.	70,540	[a]	679,300
iTeos Therapeutics, Inc.	13,362	[a]	146,314
Ligand Pharmaceuticals, Inc.	8,399	[a]	503,268
Mesa Laboratories, Inc.	2,595		272,657
Myriad Genetics, Inc.	42,173	[a]	676,455
Pacira Biosciences, Inc.	23,888	[a]	732,884
Phibro Animal Health Corp., Cl. A	10,511		134,225
Prestige Consumer Healthcare, Inc.	25,225	[a]	1,442,618
REGENXBIO, Inc.	20,694	[a]	340,623
Supernus Pharmaceuticals, Inc.	27,529	[a]	758,975
Vericel Corp.	24,544	[a]	822,715
Vir Biotechnology, Inc.	44,127	[a]	413,470
Xencor, Inc.	31,171	[a]	628,096
			17,192,750
Real Estate Management & Development - .8%
Anywhere Real Estate, Inc.	56,353	[a]	362,350
Cushman & Wakefield PLC	85,415	[a]	650,862
eXp World Holdings, Inc.	38,991	[b]	633,214
Kennedy-Wilson Holdings, Inc.	61,141		901,218
Marcus & Millichap, Inc.	12,244	[b]	359,239
The St. Joe Company	18,293		993,859
			3,900,742
Semiconductors & Semiconductor Equipment - 4.2%
Alpha & Omega Semiconductor Ltd.	11,265	[a]	336,148
Axcelis Technologies, Inc.	16,780	[a]	2,735,979
CEVA, Inc.	11,885	[a]	230,450
Cohu, Inc.	23,960	[a]	825,182
Diodes, Inc.	23,362	[a]	1,841,860
FormFactor, Inc.	40,004	[a]	1,397,740
Ichor Holdings Ltd.	14,997	[a]	464,307
Kulicke & Soffa Industries, Inc.	28,713		1,396,313
MaxLinear, Inc.	37,943	[a]	844,232
Onto Innovation, Inc.	25,108	[a]	3,201,772
PDF Solutions, Inc.	15,448	[a]	500,515
Photronics, Inc.	32,159	[a]	649,933
Rambus, Inc.	55,846	[a]	3,115,648
Semtech Corp.	32,902	[a]	847,227
SiTime Corp.	8,762	[a]	1,001,059

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Semiconductors & Semiconductor Equipment - 4.2% (continued)
SMART Global Holdings, Inc.	25,735	[a,b]	626,647
Ultra Clean Holdings, Inc.	22,967	[a]	681,431
Veeco Instruments, Inc.	28,890	[a]	812,098
			21,508,541
Software & Services - 2.9%
A10 Networks, Inc.	35,620		535,369
Adeia, Inc.	54,965		587,026
Agilysys, Inc.	10,441	[a]	690,777
Alarm.com Holdings, Inc.	25,456	[a]	1,556,380
Cerence, Inc.	20,706	[a]	421,781
Consensus Cloud Solutions, Inc.	9,412	[a]	236,994
Digital Turbine, Inc.	47,981	[a]	290,285
DoubleVerify Holdings, Inc.	64,620	[a]	1,806,129
Ebix, Inc.	13,089	[a]	129,319
InterDigital, Inc.	13,598		1,091,104
Liveramp Holdings, Inc.	34,072	[a]	982,636
N-Able, Inc.	35,698	[a]	460,504
OneSpan, Inc.	19,246	[a]	206,895
Perficient, Inc.	17,937	[a]	1,037,835
Progress Software Corp.	22,012		1,157,391
SPS Commerce, Inc.	18,711	[a]	3,192,284
Xperi, Inc.	21,633	[a]	213,301
			14,596,010
Technology Hardware & Equipment - 5.6%
ADTRAN Holdings, Inc.	36,403		299,597
Advanced Energy Industries, Inc.	19,228		1,982,791
Arlo Technologies, Inc.	48,053	[a]	494,946
Avid Technology, Inc.	17,452	[a]	468,935
Badger Meter, Inc.	14,990		2,156,611
Benchmark Electronics, Inc.	18,292		443,764
Clearfield, Inc.	6,847	[a,b]	196,235
Corsair Gaming, Inc.	21,668	[a]	314,836
CTS Corp.	16,138		673,600
Digi International, Inc.	18,512	[a]	499,824
ePlus, Inc.	13,648	[a]	866,921
Extreme Networks, Inc.	65,812	[a]	1,593,309
Fabrinet	18,584	[a]	3,096,466
Harmonic, Inc.	57,607	[a]	554,755
Insight Enterprises, Inc.	15,446	[a]	2,247,393
Itron, Inc.	23,411	[a]	1,418,238
Knowles Corp.	46,671	[a]	691,198
Methode Electronics, Inc.	18,502		422,771
NETSCOUT Systems, Inc.	37,037	[a]	1,037,777

Description	Shares		Value ($)
Common Stocks - 98.6% (continued)
Technology Hardware & Equipment - 5.6% (continued)
OSI Systems, Inc.	7,934	[a]	936,529
PC Connection, Inc.	5,693		303,892
Plexus Corp.	13,973	[a]	1,299,210
Rogers Corp.	8,630	[a]	1,134,586
Sanmina Corp.	29,502	[a]	1,601,369
ScanSource, Inc.	12,556	[a]	380,572
TTM Technologies, Inc.	53,366	[a]	687,354
Viasat, Inc.	38,328	[a,b]	707,535
Viavi Solutions, Inc.	112,839	[a]	1,031,348
Xerox Holdings Corp.	57,849		907,651
			28,450,013
Telecommunication Services - .8%
ATN International, Inc.	5,311		167,615
Cogent Communications Holdings, Inc.	22,202		1,374,304
Consolidated Communications Holdings, Inc.	40,115	[a]	137,193
Gogo, Inc.	31,755	[a]	378,837
Lumen Technologies, Inc.	516,819	[a]	733,883
Shenandoah Telecommunications Co.	25,874	[a]	533,263
Telephone & Data Systems, Inc.	50,434		923,447
			4,248,542
Transportation - 1.9%
Allegiant Travel Co.	7,806		599,969
ArcBest Corp.	12,227		1,242,875
Forward Air Corp.	13,236		909,843
Hawaiian Holdings, Inc.	27,300	[a]	172,809
Heartland Express, Inc.	23,675		347,786
Hub Group, Inc., Cl. A	16,005	[a]	1,257,033
JetBlue Airways Corp.	170,742	[a]	785,413
Marten Transport Ltd.	29,706		585,505
Matson, Inc.	18,192		1,613,994
RXO, Inc.	60,195	[a]	1,187,647
SkyWest, Inc.	21,713	[a]	910,643
Sun Country Airlines Holdings, Inc.	20,024	[a]	297,156
			9,910,673
Utilities - 1.8%
American States Water Co.	19,075		1,500,821
Avista Corp.	39,417		1,275,928
California Water Service Group	29,707		1,405,438
Chesapeake Utilities Corp.	9,005		880,239
Middlesex Water Co.	9,133		605,061
Northwest Natural Holding Co.	18,540		707,486
Otter Tail Corp.	21,502		1,632,432
SJW Group	14,571		875,863

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
Utilities - 1.8% (continued)
Unitil Corp.		7,988		341,167
				9,224,435
Total Common Stocks (cost $384,122,676)				502,439,229

Exchange-Traded Funds - .9%
Registered Investment Companies - .9%
iShares Core S&P Small-Cap ETF (cost $4,704,130)		49,784		4,696,125
		Number of Rights
Rights - .0%
Pharmaceuticals, Biotechnology & Life Sciences - .0%
Omniab Operations, Inc.-Earnout 12.5 expiring (cost $6,472)		3,619	[d]	0
Omniab Operations, Inc.-Earnout 15.0 expiring (cost $6,472)		3,619	[d]	0
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,817,772)	5.40	1,817,772	[e]	1,817,772

Investment of Cash Collateral for Securities Loaned - 1.3%
Registered Investment Companies - 1.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $6,495,964)	5.40	6,495,964	[e]	6,495,964
Total Investments (cost $397,153,486)		101.2%		515,449,090
Liabilities, Less Cash and Receivables		(1.2%)		(5,917,927)
Net Assets		100.0%		509,531,163

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2023, the value of the fund’s securities on loan was $26,952,526 and the value of the collateral was $27,569,713, consisting of cash collateral of $6,495,964 and U.S. Government & Agency securities valued at $21,073,749. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at September 30, 2023. These securities were valued at $0 or .0% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
E-mini Russell 2000	28	12/15/2023	2,617,320	2,518,040	(99,280)
Gross Unrealized Depreciation				(99,280)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio

September 30, 2023 (Unaudited)

The following is a summary of the inputs used as of September 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	502,439,229	-	-	502,439,229
Exchange-Traded Funds	4,696,125	-	-	4,696,125
Investment Companies	8,313,736	-	-	8,313,736
Liabilities ($)
Other Financial Instruments:
Futures††	(99,280)	-	-	(99,280)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at September 30, 2023 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At September 30, 2023, accumulated net unrealized appreciation on investments was $118,196,324, consisting of $177,564,750 gross unrealized appreciation and $59,368,426 gross unrealized depreciation.

At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.